UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

Name of Fund: BlackRock Funds

BlackRock Impact Bond Fund

BlackRock Impact U.S. Equity Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2019

Date of reporting period: 08/31/2018

Explanatory Note:

BlackRock Impact Bond Fund (the “New Fund”), a newly created series of newly created BlackRock Funds IV, a Massachusetts business trust (the “New Trust”), is the successor to BlackRock Impact Bond Fund (the “Fund”), a series of BlackRock Funds, pursuant to a reorganization (the “Reorganization”) that took place on September 17, 2018. The New Fund was created for the purpose of receiving the assets of the Fund and carried on no business activities prior to the Reorganization. Upon consummation of the Reorganization, shareholders of the Fund became shareholders of the New Fund.

The New Fund has the same investment objective, strategies and policies, investment adviser and sub-adviser, portfolio management team and service providers as the Fund. The Fund is the performance and accounting survivor of the Reorganization, meaning that the New Fund assumed the performance and financial history of the Fund at the completion of the Reorganization.

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) August 31, 2018	BlackRock Impact Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds — 65.7%

Aerospace & Defense — 1.1%
Arconic, Inc., 5.13%, 10/01/24	$25	$25,111
Boeing Co., 6.00%, 03/15/19	40	40,729
Bombardier, Inc., 5.75%, 03/15/22(a)	25	25,062
Embraer SA, 5.15%, 06/15/22	40	41,000
Rockwell Collins, Inc., 3.20%, 03/15/24	100	97,093
TransDigm, Inc., 6.38%, 06/15/26	25	25,266

		254,261
Auto Components — 0.4%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 02/01/22	25	25,685
Tenneco, Inc., 5.00%, 07/15/26	50	44,375
Tesla, Inc., 5.30%, 08/15/25(a)	25	21,625

		91,685
Banks — 7.9%
Bank of Montreal, 1.50%, 07/18/19	80	79,190
Bank of Nova Scotia:
2.05%, 10/30/18	100	99,941
1.65%, 06/14/19	125	124,047
4.38%, 01/13/21	50	51,322
Boston Properties LP, 5.63%, 11/15/20	100	104,512
Canadian Imperial Bank of Commerce, 1.60%, 09/06/19	50	49,467
Comerica, Inc., 2.13%, 05/23/19	100	99,555
Cooperatieve Rabobank UA, 4.50%, 01/11/21	100	102,779
Credit Suisse AG, New York, 5.40%, 01/14/20	80	82,257
Fifth Third Bancorp, 4.30%, 01/16/24	50	50,991
HSBC USA, Inc., 3.50%, 06/23/24	100	99,112
ING Groep NV, 3.15%, 03/29/22	200	197,162
KeyCorp, 5.10%, 03/24/21	100	104,509
Royal Bank of Canada:
2.15%, 03/15/19	110	109,809
1.50%, 07/29/19	30	29,683
Santander UK PLC, 2.50%, 03/14/19	80	79,974
Sumitomo Mitsui Financial Group, Inc., 2.06%, 07/14/21	80	77,071
SVB Financial Group, 3.50%, 01/29/25	50	48,785
Toronto-Dominion Bank:
1.45%, 09/06/18	50	49,999
2.63%, 09/10/18	100	100,004
2.50%, 12/14/20	100	98,614
U.S. Bancorp, 2.20%, 04/25/19	80	79,882

		1,918,665

Security	Par (000)	Value
Beverages — 0.1%
Ball Corp., 5.25%, 07/01/25	$25	$25,750

Biotechnology — 0.5%
Genzyme Corp., 5.00%, 06/15/20	80	82,780
Hubbell, Inc., 3.50%, 02/15/28	35	33,381

		116,161
Building Products — 0.4%
Owens Corning, 4.20%, 12/15/22	100	101,085

Cable Television Services — 0.1%
Motorola Solutions, Inc., 7.50%, 05/15/25	25	28,772

Capital Markets — 5.7%
Charles Schwab Corp., 3.20%, 03/02/27	75	72,461
Goldman Sachs Group, Inc.:
2.63%, 01/31/19	75	74,991
5.38%, 03/15/20	75	77,508
3.00%, 04/26/22	50	49,140
3.63%, 01/22/23	50	49,982
4.25%, 10/21/25	25	24,881
3.75%, 02/25/26	25	24,493
3.81%, 04/23/29(b)	50	47,833
4.80%, 07/08/44	10	10,288
Invesco Finance PLC, 3.75%, 01/15/26	75	75,112
Jefferies Group LLC:
6.88%, 04/15/21	100	107,790
6.50%, 01/20/43	20	20,885
Morgan Stanley:
2.20%, 12/07/18	50	49,967
2.38%, 07/23/19	100	99,638
5.75%, 01/25/21	100	105,592
4.88%, 11/01/22	50	52,107
5.00%, 11/24/25	50	52,014
3.88%, 01/27/26	75	74,020
4.38%, 01/22/47	15	14,716
Northern Trust Corp., 3.45%, 11/04/20	100	101,009
State Street Corp., 1.95%, 05/19/21	100	97,049
TD Ameritrade Holding Corp., 2.95%, 04/01/22	100	98,679

		1,380,155
Chemicals — 1.2%
Albemarle Corp., 4.15%, 12/01/24	50	50,692
Chemours Co., 7.00%, 05/15/25	25	26,687
Dow Chemical Co., 8.55%, 05/15/19	80	83,053
Methanex Corp., 4.25%, 12/01/24	50	48,988
Sherwin-Williams Co., 3.30%, 02/01/25	50	48,031
Tronox Finance PLC, 5.75%, 10/01/25(a)	25	24,063

		281,514

1

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock Impact Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Commercial Services & Supplies — 0.3%
ADT Corp., 6.25%, 10/15/21	$25	$26,375
Iron Mountain US Holdings, Inc., 5.38%, 06/01/26(a)	25	23,688
Park Aerospace Holdings Ltd., 5.50%, 02/15/24(a)	25	25,687

		75,750
Communications Equipment — 0.4%
CommScope Technologies LLC, 5.00%, 03/15/27(a)	25	24,313
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc., 12.50%, 07/01/22(a)	25	27,250
Juniper Networks, Inc., 4.35%, 06/15/25	25	24,922
Zayo Group LLC/Zayo Capital, Inc., 6.38%, 05/15/25	25	26,125

		102,610
Construction & Engineering — 0.1%
AECOM, 5.13%, 03/15/27	25	24,563

Construction Materials — 0.1%
HD Supply, Inc., 5.75%, 04/15/24(a)(c)	25	26,281

Consumer Finance — 2.4%
American Express Co., 3.63%, 12/05/24	25	24,774
Autodesk, Inc., 3.50%, 06/15/27	50	46,845
Automatic Data Processing, Inc., 2.25%, 09/15/20	80	79,164
Capital One Financial Corp., 2.45%, 04/24/19	80	79,889
Capital One Financial Corp., 3.80%, 01/31/28	45	42,863
Discover Financial Services:
5.20%, 04/27/22	50	52,001
3.75%, 03/04/25	25	24,063
IHS Markit Ltd., 4.75%, 02/15/25(a)	25	25,350
Navient Corp., 5.88%, 10/25/24	25	24,188
S&P Global, Inc., 2.95%, 01/22/27	100	93,516
Synchrony Financial, 4.25%, 08/15/24	50	48,507
Visa, Inc., 3.65%, 09/15/47	50	47,373

		588,533
Containers & Packaging — 0.3%
International Paper Co., 3.80%, 01/15/26	50	49,344
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/.Reynolds Group Issuer Lu, 7.00%, 07/15/24(a)	25	25,400

		74,744

Security	Par (000)	Value
Diversified Financial Services — 6.8%
Ally Financial, Inc.:
4.25%, 04/15/21	$25	$25,067
5.75%, 11/20/25	25	25,906
American Express Credit Corp., 2.70%, 03/03/22	100	97,699
Bank of America Corp.:
3.00%, 12/20/23(b)	54	52,594
4.45%, 03/03/26	50	50,143
(3 mo. LIBOR US + 1.37%), 3.59%, 07/21/28(d)	100	95,739
Citigroup, Inc.:
2.70%, 03/30/21	75	73,909
3.70%, 01/12/26	50	48,865
4.45%, 09/29/27	75	74,359
(3 mo. LIBOR US + 1.56%), 3.89%, 01/10/28(d)	50	48,734
Ford Motor Credit Co. LLC, 2.46%, 03/27/20	200	196,486
FS Investment Corp., 4.00%, 07/15/19	50	50,099
General Motors Financial Co., Inc.:
3.50%, 07/10/19	50	50,267
3.20%, 07/06/21	100	98,683
5.25%, 03/01/26	50	51,598
HSBC Holdings PLC, 5.10%, 04/05/21	100	104,202
Intercontinental Exchange, Inc., 2.75%, 12/01/20	100	99,240
John Deere Capital Corp., 1.95%, 01/08/19	50	49,927
JPMorgan Chase & Co.:
6.30%, 04/23/19	40	40,925
4.25%, 10/15/20	80	81,769
3.88%, 09/10/24	70	69,589
(3 mo. LIBOR US + 1.38%), 3.54%, 05/01/28(d)	100	96,002
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, 07/01/21	25	25,000
Royal Bank of Scotland Group PLC, 6.13%, 12/15/22	25	26,233
Spectrum Brands Holdings, Inc., 7.75%, 01/15/22	25	25,687

		1,658,722
Diversified Telecommunication Services — 1.4%
AT&T, Inc.:
2.38%, 11/27/18	50	49,972
3.00%, 06/30/22	100	97,681
4.13%, 02/17/26	50	49,407

2

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock Impact Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Diversified Telecommunication Services (continued)
CenturyLink, Inc., Series Y, 7.50%, 04/01/24	$25	$26,750
Verizon Communications, Inc.:
3.38%, 02/15/25	53	51,622
4.33%, 09/21/28(a)	51	51,346
5.01%, 08/21/54	25	24,414

		351,192
Electric Utilities — 2.8%
Ameren Corp., 2.70%, 11/15/20	100	98,725
Avangrid, Inc., 3.15%, 12/01/24	50	47,945
Black Hills Corp., 4.25%, 11/30/23	20	20,434
CenterPoint Energy Houston Electric LLC, 1.85%, 06/01/21	100	96,428
Commonwealth Edison Co., 3.40%, 09/01/21	50	50,139
Consolidated Edison, Inc., 2.00%, 05/15/21	125	121,364
Florida Power & Light Co., 4.13%, 06/01/48	20	20,442
NV Energy, Inc., 6.25%, 11/15/20	80	84,850
Pacific Gas & Electric Co., 4.25%, 05/15/21	50	50,598
Public Service Electric & Gas Co., 2.00%, 08/15/19	80	79,421

		670,346
Electronic Equipment, Instruments & Components — 0.2%
Avnet, Inc., 4.88%, 12/01/22	40	41,383

Energy Equipment & Services — 0.1%
Weatherford International Ltd., 8.25%, 06/15/23	25	23,250

Equity Real Estate Investment Trusts (REITs) — 2.7%
American Tower Corp., 2.80%, 06/01/20	50	49,594
Camden Property Trust, 2.95%, 12/15/22	20	19,536
Crown Castle International Corp., 3.40%, 02/15/21	80	79,917
HCP, Inc., 3.75%, 02/01/19	80	80,108
Hospitality Properties Trust:
4.25%, 02/15/21	100	101,106
5.00%, 08/15/22	50	51,579
Kilroy Realty LP, 3.80%, 01/15/23	20	19,969
MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 08/01/26	25	25,000
Omega Healthcare Investors, Inc., 4.50%, 04/01/27	50	48,569
Regency Centers Corp., 3.75%, 11/15/22	100	99,924
Welltower, Inc., 4.13%, 04/01/19	80	80,332

		655,634

Security	Par (000)	Value
Food & Staples Retailing — 0.8%
Costco Wholesale Corp., 1.70%, 12/15/19	$80	$79,022
Sysco Corp.:
1.90%, 04/01/19	75	74,675
2.60%, 06/12/22	50	48,567

		202,264
Food Products — 1.9%
Hershey Co., 4.13%, 12/01/20	75	77,263
Kellogg Co., 3.25%, 04/01/26	50	47,485
Kraft Heinz Foods Co.:
5.38%, 02/10/20	50	51,591
3.50%, 06/06/22	100	99,685
Post Holdings, Inc., 5.00%, 08/15/26(a)	25	24,000
Tyson Foods, Inc., 4.50%, 06/15/22	50	51,531
Unilever Capital Corp., 2.20%, 03/06/19	100	99,881

		451,436
Forest Products — 0.3%
Bunge Ltd. Finance Corp., 3.50%, 11/24/20	80	79,962

Health Care Equipment & Supplies — 0.6%
Becton Dickinson & Co., 2.68%, 12/15/19	66	65,666
Edwards Lifesciences Corp., 2.88%, 10/15/18	30	30,013
Kinetic Concepts, Inc./KCI USA, Inc., 7.88%, 02/15/21(a)	25	25,844
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.63%, 10/15/23(a)	25	22,281

		143,804
Health Care Providers & Services — 0.4%
Centene Corp., 5.63%, 02/15/21	25	25,500
HCA, Inc.:
5.25%, 06/15/26	25	25,750
5.50%, 06/15/47	25	25,063
WellCare Health Plans, Inc., 5.25%, 04/01/25	25	25,562

		101,875
Hotels, Restaurants & Leisure — 0.2%
MGM Resorts International, 4.63%, 09/01/26	25	23,562
Scientific Games International, Inc., 10.00%, 12/01/22	25	26,440

		50,002

3

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock Impact Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Household Durables — 0.2%
PulteGroup, Inc., 5.00%, 01/15/27	$25	$23,813
Toll Brothers Finance Corp., 4.88%, 03/15/27	25	23,937

		47,750
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp., 6.00%, 05/15/26	25	26,437
Calpine Corp., 5.25%, 06/01/26(a)	25	23,602

		50,039
Industrial Conglomerates — 0.7%
General Electric Co.:
2.10%, 12/11/19	100	98,898
3.45%, 05/15/24	75	74,598

		173,496
Insurance — 1.7%
Aflac, Inc., 2.40%, 03/16/20	100	99,224
Berkshire Hathaway Finance Corp., 1.70%, 03/15/19	80	79,713
Markel Corp., 4.90%, 07/01/22	70	72,628
Marsh & McLennan Cos., Inc.:
3.30%, 03/14/23	50	49,541
3.50%, 03/10/25	50	49,495
MetLife, Inc., Series D, 4.37%, 09/15/23	70	73,076

		423,677
Internet Software & Services — 0.6%
Alphabet, Inc., 3.63%, 05/19/21	75	76,618
Expedia, Inc., 5.00%, 02/15/26	50	51,797
VeriSign, Inc., 5.25%, 04/01/25	25	25,345

		153,760
IT Services — 1.2%
DXC Technology Co.:
2.88%, 03/27/20	100	99,132
4.25%, 04/15/24	50	50,255
First Data Corp., 5.38%, 08/15/23(a)	50	50,882
Xerox Corp.:
2.75%, 09/01/20	83	81,653
4.07%, 03/17/22	8	7,898

		289,820

Security	Par (000)	Value
Life Sciences Tools & Services — 0.3%
Thermo Fisher Scientific, Inc., 4.50%, 03/01/21	$80	$82,287

Machinery — 0.4%
CNH Industrial Capital LLC, 4.88%, 04/01/21	25	25,563
Illinois Tool Works, Inc., 6.25%, 04/01/19	80	81,615

		107,178
Media — 3.7%
AMC Networks, Inc., 4.75%, 08/01/25	25	24,125
CCO Holdings LLC/CCO Holdings Capital Corp., 5.88%, 04/01/24(a)	25	25,500
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, 12/15/21(a)	25	25,000
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 07/23/20	80	80,239
4.46%, 07/23/22	100	102,038
4.91%, 07/23/25	50	51,061
CSC Holdings LLC, 8.63%, 02/15/19	25	25,578
DISH DBS Corp., 7.75%, 07/01/26	25	22,562
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	25	25,031
Omnicom Group, Inc., 4.45%, 08/15/20	100	102,567
Sirius XM Radio, Inc., 6.00%, 07/15/24(a)	50	51,955
Thomson Reuters Corp., 4.30%, 11/23/23	100	102,178
Walt Disney Co.:
1.65%, 01/08/19	80	79,730
0.88%, 07/12/19	80	78,865
Warner Media LLC, 4.00%, 01/15/22	100	101,438

		897,867
Metals & Mining — 1.0%
Allegheny Technologies, Inc., 7.88%, 08/15/23	25	26,750
Commercial Metals Co., 5.38%, 07/15/27	25	23,250
Freeport-McMoRan, Inc., 3.88%, 03/15/23	50	48,062
Goldcorp, Inc., 3.63%, 06/09/21	80	79,916
Vale Overseas Ltd.:
4.38%, 01/11/22	48	48,250
6.88%, 11/10/39	20	23,250

		249,478

4

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock Impact Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Multi-Utilities — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.88%, 08/20/26	$25	$24,813
NGL Energy Partners LP/NGL Energy Finance Corp., 7.50%, 11/01/23	25	25,562

		50,375
Office Supplies & Equipment — 0.4%
VMware, Inc.:
2.95%, 08/21/22	50	48,523
3.90%, 08/21/27	50	47,371

		95,894
Oil, Gas & Consumable Fuels — 4.0%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 5.25%, 01/15/25	25	25,594
BP Capital Markets PLC, 3.56%, 11/01/21	70	70,795
Buckeye Partners LP, 4.88%, 02/01/21	80	81,520
Canadian Natural Resources Ltd., 3.90%, 02/01/25	40	39,751
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27	25	25,438
Chevron Corp.:
1.56%, 05/16/19	80	79,349
3.19%, 06/24/23	70	70,018
DCP Midstream Operating LP, 3.88%, 03/15/23	25	24,375
Diamond Offshore Drilling, Inc., 5.70%, 10/15/39	25	19,875
Enbridge, Inc., 4.00%, 10/01/23	40	40,502
Energy Transfer Partners LP, 4.75%, 01/15/26	50	50,642
Occidental Petroleum Corp., 3.40%, 04/15/26	25	24,777
ONEOK Partners LP, 3.38%, 10/01/22	70	69,176
Sabine Pass Liquefaction LLC:
5.63%, 02/01/21	100	104,305
6.25%, 03/15/22	100	107,717
Sable Permian Resources Land LLC/AEPB Finance Corp., 13.00%, 11/30/20(a)	25	27,625
Shell International Finance BV, 1.38%, 05/10/19	80	79,428
Valero Energy Corp., 4.90%, 03/15/45	25	25,849

		966,736
Personal Products — 0.7%
Procter & Gamble Co., 1.90%, 11/01/19	80	79,329
Unilever Capital Corp., 2.90%, 05/05/27	100	95,468

		174,797

Security	Par (000)	Value
Pharmaceuticals — 2.6%
Abbott Laboratories, 3.88%, 09/15/25	$70	$70,789
AstraZeneca PLC:
1.75%, 11/16/18	125	124,819
3.38%, 11/16/25	50	48,642
Johnson & Johnson:
1.13%, 03/01/19	80	79,528
3.55%, 05/15/21	80	81,426
Novartis Securities Investment Ltd., 5.13%, 02/10/19	80	80,837
Wyeth LLC, 6.45%, 02/01/24	70	80,678
Zoetis, Inc., 3.25%, 02/01/23	70	69,116

		635,835
Professional Services — 0.1%
Verisk Analytics, Inc., 4.13%, 09/12/22	25	25,387

Real Estate — 0.3%
Prologis LP, 3.75%, 11/01/25	75	75,797

Road & Rail — 0.5%
Burlington Northern Santa Fe LLC, 4.70%, 10/01/19	80	81,561
United Rentals North America, Inc., 4.88%, 01/15/28	50	47,656

		129,217
Semiconductors & Semiconductor Equipment — 2.0%
NVIDIA Corp.:
2.20%, 09/16/21	150	145,937
3.20%, 09/16/26	100	97,457
Seagate HDD Cayman, 3.75%, 11/15/18	50	50,095
Texas Instruments, Inc., 1.85%, 05/15/22	100	95,773
Xilinx, Inc., 3.00%, 03/15/21	100	99,539

		488,801
Software — 1.3%
Autodesk, Inc., 4.38%, 06/15/25	25	25,215
BMC Software Finance, Inc., 8.13%, 07/15/21(a)	25	25,555
Electronic Arts, Inc., 3.70%, 03/01/21	100	101,272
Microsoft Corp., 1.30%, 11/03/18	80	79,857
Oracle Corp., 2.25%, 10/08/19	80	79,673

		311,572
Specialty Retail — 1.1%
Best Buy Co., Inc., 5.50%, 03/15/21	80	84,123
Home Depot, Inc., 2.00%, 06/15/19	80	79,729
QVC, Inc.:
5.13%, 07/02/22	50	51,014
4.45%, 02/15/25	25	24,006
Tapestry, Inc., 4.25%, 04/01/25	40	39,665

		278,537

5

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock Impact Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Technology Hardware, Storage & Peripherals — 1.8%
Apple, Inc.:
2.85%, 02/23/23	$50	$49,527
3.00%, 06/20/27	35	33,611
Dell International LLC/EMC Corp.(a):
3.48%, 06/01/19	100	100,333
5.45%, 06/15/23	25	26,251
EMC Corp., 2.65%, 06/01/20	50	48,896
Hewlett Packard Enterprise Co.:
2.85%, 10/05/18	30	30,004
3.60%, 10/15/20	100	100,775
4.40%, 10/15/22	50	51,506

		440,903
Textiles, Apparel & Luxury Goods — 0.1%
Levi Strauss & Co., 5.00%, 05/01/25	25	25,125

Wireless Telecommunication Services — 1.4%
American Tower Corp.:
2.25%, 01/15/22	50	47,937
4.00%, 06/01/25	100	99,229
Crown Castle International Corp., 5.25%, 01/15/23	50	52,607
SBA Communications Corp., 4.88%, 07/15/22	25	25,313
Sprint Communications, Inc., 9.00%, 11/15/18(a)	9	9,101
Sprint Corp., 7.63%, 02/15/25	25	26,531
T-Mobile USA, Inc., 6.00%, 04/15/24	25	25,937
Weyerhaeuser Co., 4.63%, 09/15/23	50	51,782

		338,437

Total Corporate Bonds — 65.7% (Cost — $16,456,641)		16,033,164

U.S. Government Sponsored Agency Securities — 34.4%

Mortgage-Backed Securities — 34.4%
Fannie Mae Mortgage-Backed Securities:
3.00%, 02/01/47 - 09/01/48(e)	246	239,251
3.50%, 12/01/46 - 09/01/48(e)	605	603,265
4.00%, 05/01/33 - 09/01/48(e)	2,185	2,230,169

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 09/01/33 - 02/01/48(e)	$427	$446,442
5.00%, 06/01/39 - 09/01/48(e)	754	805,064
5.50%, 09/01/41 - 01/01/47	179	194,227
Freddie Mac Mortgage-Backed Securities:
3.00%, 08/01/46 - 09/01/48(e)	239	231,183
3.50%, 03/01/47 - 09/01/48(e)	737	734,299
4.00%, 09/01/33 - 09/01/48(e)	532	543,551
4.50%, 09/01/48(e)	75	77,925
5.00%, 04/01/48 - 07/01/48	148	156,049
Ginnie Mae Mortgage-Backed Securities:
3.00%, 05/20/45 - 09/01/48(e)	50	49,013
3.50%, 12/20/45 - 04/20/48	868	872,768
4.00%, 03/20/46 - 09/01/48(e)	359	368,244
4.50%, 04/20/48 - 09/01/48(e)	581	603,839
5.00%, 05/20/48	223	234,152

Total U.S. Government Sponsored Agency Securities — 34.4% (Cost — $8,502,877)		8,389,441

Total Long-Term Investments — 100.1% (Cost — $24,959,518)		24,422,605

	Shares
Short-Term Securities — 7.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class,
1.85%(f)(g)	1,693,533	1,693,533

Total Short-Term Securities — 7.0% (Cost — $1,693,533)		1,693,533

Total Investments Before TBA Sale Commitments — 107.1% (Cost — $26,653,051)		26,116,138

	Par (000)
TBA Sale Commitments — (0.1%)

Mortgage-Backed Securities — (0.1%)
Fannie Mae Mortgage-Backed Securities, 3.00%, 09/01/48(e)	$25	(24,195)

Total TBA Sale Commitments — (0.1)% (Proceeds — $24,250)		(24,195)

Total Investments, Net of TBA Sale Commitments — 107.0% (Cost — $26,628,801)		26,091,943
Liabilities in Excess of Other Assets — (7.0)%		(1,703,217)

Net Assets — 100.0%		$24,388,726

6

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock Impact Bond Fund

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(e)	Represents or includes a TBA transaction.
(f)	Annualized 7-day yield as of period end.
(g)

During the period ended August 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 05/31/18	Net Activity	Shares Held at 08/31/18	Value at 08/31/18	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	611,967	1,081,566	1,693,533	$1,693,533	$5,572	$—		$—

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviations

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

PLN — Polish Zloty

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

ZAR — South African Rand

7

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock Impact Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
Euro OAT	1	09/06/18	$179	$1,171
10-Year Australian Treasury Bond	6	09/17/18	563	6,389
10-Year U.S. Ultra Long Treasury Note	4	12/19/18	512	(1,160)
10-Year US Treasury Note	3	12/19/18	361	(221)
Long U.S. Treasury Bond	8	12/19/18	1,154	(3,938)
Ultra Long U.S. Treasury Bond	18	12/19/18	2,868	(19,555)
Long Gilt Future	1	12/27/18	159	116

				(17,198)

Short Contracts:
Euro Bund	4	09/06/18	758	(1,896)
10-Year Canada Bond Future	5	12/18/18	516	(1,625)
2-Year U.S. Treasury Note	4	12/31/18	845	57
5-Year U.S. Treasury Note	5	12/31/18	567	599

				(2,865)

				$(20,063)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KRW	10,000,000	USD	8,810	Citibank N.A.	09/06/18	$171
TWD	200,000	USD	6,485	JPMorgan Chase Bank N.A.	09/06/18	28
USD	4,345	INR	300,000	Citibank N.A.	09/06/18	115
USD	6,539	TWD	200,000	JPMorgan Chase Bank N.A.	09/06/18	26
USD	7,414	ZAR	100,000	Citibank N.A.	09/06/18	610

						950

INR	300,000	USD	4,279	Deutsche Bank AG	09/06/18	(49)
USD	7,601	CAD	10,000	Barclays Bank PLC	09/06/18	(62)
USD	8,883	KRW	10,000,000	Citibank N.A.	09/06/18	(98)
ZAR	100,000	USD	6,913	Deutsche Bank AG	09/06/18	(109)

						(318)

						$632

8

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock Impact Bond Fund

Centrally Cleared Credit Default Swaps — Sell Protection

	Financing Rate Received	Payment	Termination	Credit		Notional			Upfront Premium Paid	Unrealized Appreciation
Reference Obligation/Index	by the Fund	Frequency	Date	Rating (a)		Amount (000)	(b)	Value	(Received)	(Depreciation)
Markit CDX North America High Yield Index, Series 30, Version 1	5.00%	Quarterly	06/20/23	B+	USD	394		$(31,382)	$(26,203)	$(5,179)
Markit iTraxx XO, Series 29, Version 1	5.00	Quarterly	06/20/23	B+	EUR	337		(38,075)	(31,263)	(6,812)

								$(69,457)	$(57,466)	$(11,991)

(a)	Using S&P/Standard & Poor’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date	(a)	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-Month LIBOR, 2.32%	Quarterly	2.84	Semi-annual	09/06/18		09/06/20	USD	3,210	$1,092	$(831)	$1,923
2.92	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	09/06/18		09/06/20	USD	730	(1,429)	(741)	(688)
3-Month LIBOR, 2.32%	Quarterly	2.87	Semi-annual	09/06/18		09/06/20	USD	1,270	1,279	159	1,120
6-Month GBP LIBOR, 0.89%	Semi-annual	1.10	Semi-annual	09/06/18		09/06/20	GBP	930	(147)	(64)	(83)
2.89	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	09/06/18		09/06/20	USD	1,240	(1,668)	490	(2,158)
3-Month LIBOR, 2.32%	Quarterly	2.92	Semi-annual	09/06/18		09/06/20	USD	1,260	2,388	362	2,026
3-Month LIBOR, 2.32%	Quarterly	2.93	Semi-annual	09/06/18		09/06/20	USD	1,250	2,769	2,500	269
6-Month EURIBOR, (0.27)%	Semi-annual	(0.14)	Annual	09/06/18		09/06/20	EUR	1,060	210	5	205
6-Month GBP LIBOR, 0.89%	Semi-annual	1.15	Semi-annual	12/06/18		12/06/20	GBP	990	(662)	115	(777)
3.05	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	09/06/18		09/06/23	USD	520	(4,245)	(5,918)	1,673
6-Month GBP LIBOR, 0.89%	Semi-annual	1.27	Semi-annual	09/06/18		09/06/23	GBP	375	(1,898)	210	(2,108)
6-Month GBP LIBOR, 0.89%	Semi-annual	1.30	Semi-annual	09/06/18		09/06/23	GBP	380	(1,154)	61	(1,215)
2.93	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	09/06/18		09/06/23	USD	1,320	(3,450)	1,917	(5,367)
6-Month GBP LIBOR, 0.89%	Semi-annual	1.39	Semi-annual	09/06/18		09/06/23	GBP	360	1,033	643	390
0.31	Annual	6-Month EURIBOR, (0.27)%	Semi-annual	09/06/18		09/06/23	EUR	825	(1,825)	232	(2,057)
6-Month GBP LIBOR, 0.89%	Semi-annual	1.37	Semi-annual	09/06/18		09/06/23	GBP	750	909	320	589
0.31	Annual	6-Month EURIBOR, (0.27)%	Semi-annual	09/06/18		09/06/23	EUR	410	(786)	152	(938)
6-Month GBP LIBOR, 0.89%	Semi-annual	1.36	Semi-annual	09/06/18		09/06/23	GBP	370	251	1,182	(931)

9

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock Impact Bond Fund

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date	(a)	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
0.31	Annual	6-Month EURIBOR, (0.27)%	Semi-annual	09/06/18		09/06/23	EUR	820	$(1,533)	$297	$(1,830)
0.31	Annual	6-Month EURIBOR, (0.27)%	Semi-annual	09/06/18		09/06/23	EUR	450	(999)	(363)	(636)
3-Month LIBOR, 2.32%	Quarterly	2.99	Semi-annual	09/06/18		09/06/23	USD	280	1,552	956	596
1.31	Semi-annual	6-Month GBP LIBOR, 0.89%	Semi-annual	09/06/18		09/06/23	GBP	350	855	1,018	(163)
1.34	Semi-annual	6-Month GBP LIBOR, 0.89%	Semi-annual	09/06/18		09/06/23	GBP	750	342	(734)	1,076
2.90	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	09/06/18		09/06/23	USD	520	(807)	(129)	(678)
2.92	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	09/06/18		09/06/23	USD	520	(1,277)	(689)	(588)
1.26	Semi-annual	6-Month GBP LIBOR, 0.89%	Semi-annual	09/06/18		09/06/23	GBP	370	1,956	(40)	1,996
1.33	Semi-annual	6-Month GBP LIBOR, 0.89%	Semi-annual	09/06/18		09/06/23	GBP	390	490	(27)	517
1.33	Semi-annual	6-Month GBP LIBOR, 0.89%	Semi-annual	09/06/18		09/06/23	GBP	760	845	285	560
3-Month LIBOR, 2.32%	Quarterly	2.96	Semi-annual	09/06/18		09/06/23	USD	1,030	4,220	(1,305)	5,525
2.99	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	09/06/18		09/06/23	USD	1,060	(5,895)	(763)	(5,132)
6-Month EURIBOR, (0.27)%	Semi-annual	0.38	Annual	09/06/18		09/06/23	EUR	1,013	6,247	1,707	4,540
3.02	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	09/06/18		09/06/23	USD	520	(3,707)	(2,940)	(767)
0.28	Annual	6-Month EURIBOR, (0.27)%	Semi-annual	09/06/18		09/06/23	EUR	430	(257)	109	(366)
2.85	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	09/06/18		09/06/23	USD	530	533	1,217	(684)
6-Month EURIBOR, (0.27)%	Semi-annual	0.30	Annual	09/06/18		09/06/23	EUR	490	598	(391)	989
MXN 28D TIIE, 8.11%	Monthly	8.11	Monthly	09/19/18		09/13/23	MXN	960	228	1	227
MXN 28D TIIE, 8.11%	Monthly	8.29	Monthly	09/19/18		09/13/23	MXN	970	618	1	617
MXN 28D TIIE, 8.11%	Monthly	7.88	Monthly	09/19/18		09/13/23	MXN	1,040	(270)	1	(271)
6-Month WIBOR, 1.69%	Semi-annual	2.62	Annual	09/19/18		09/19/23	PLN	1,410	3,096	8	3,088
6-Month GBP LIBOR, 0.89%	Semi-annual	1.50	Semi-annual	09/19/18		09/19/23	GBP	220	2,003	170	1,833
0.15	Semi-annual	6-Month JPY LIBOR, 0.03%	Semi-annual	09/19/18		09/19/23	JPY	13,000	(19)	2	(21)
2.86	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	09/19/18		09/19/23	USD	320	316	7	309
2.90	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	09/19/18		09/19/23	USD	60	(56)	1	(57)
6-Month CAD BA, 1.70%	Semi-annual	2.58	Semi-annual	09/19/18		09/19/23	CAD	120	178	2	176

10

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock Impact Bond Fund

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date	(a)	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.86	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	09/19/18		09/19/23	USD	120	$65	$2	$63
2.68	Semi-annual	6-Month AUD BBR, 2.21%	Semi-annual	09/19/18		09/19/23	AUD	40	(400)	1	(401)
6-Month CAD BA, 1.70%	Semi-annual	2.66	Semi-annual	09/19/18		09/19/23	CAD	150	627	2	625
3.01	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	09/19/18		09/19/23	USD	80	(480)	2	(482)
2.72	Semi-annual	6-Month AUD BBR, 2.21%	Semi-annual	09/19/18		09/19/23	AUD	120	(1,536)	2	(1,538)
3.05	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	09/19/18		09/19/23	USD	70	(553)	1	(554)
6-Month CAD BA, 1.70%	Semi-annual	2.77	Semi-annual	09/19/18		09/19/23	CAD	90	748	1	747
6-Month GBP LIBOR, 0.89%	Semi-annual	1.34	Semi-annual	09/19/18		09/19/23	GBP	40	(41)	1	(42)
6-Month WIBOR, 1.69%	Semi-annual	2.61	Annual	09/19/18		09/19/23	PLN	310	662	2	660
6-Month GBP LIBOR, 0.89%	Semi-annual	1.41	Semi-annual	09/19/18		09/19/23	GBP	20	64	4	60
2.99	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	09/19/18		09/19/23	USD	20	(104)	—	(104)
6-Month WIBOR, 1.69%	Semi-annual	2.57	Annual	09/19/18		09/19/23	PLN	160	261	1	260
2.66	Semi-annual	6-Month AUD BBR, 2.21%	Semi-annual	09/19/18		09/19/23	AUD	90	(837)	1	(838)
0.51	Annual	3-Month STIBOR, (0.38)%	Quarterly	09/19/18		09/19/23	SEK	170	(49)	(20)	(29)
6-Month WIBOR, 1.69%	Semi-annual	2.52	Annual	09/19/18		09/19/23	PLN	120	118	1	117
6-Month GBP LIBOR, 0.89%	Semi-annual	1.35	Semi-annual	09/19/18		09/19/23	GBP	30	1	1	—
0.49	Annual	3-Month STIBOR, (0.38)%	Quarterly	09/19/18		09/19/23	SEK	450	(62)	1	(63)
0.47	Annual	3-Month STIBOR, (0.38)%	Quarterly	09/19/18		09/19/23	SEK	310	(25)	(26)	1
0.48	Annual	3-Month STIBOR, (0.38)%	Quarterly	09/19/18		09/19/23	SEK	290	(38)	11	(49)
0.32	Annual	6-Month EURIBOR, (0.27)%	Semi-annual	09/19/18		09/19/23	EUR	10	(21)	—	(21)
6-Month GBP LIBOR, 0.89%	Semi-annual	1.33	Semi-annual	09/19/18		09/19/23	GBP	30	(49)	1	(50)
2.78	Quarterly	3-Month HIBOR, 1.96%	Quarterly	09/19/18		09/19/23	HKD	160	(25)	—	(25)
0.32	Annual	6-Month EURIBOR, (0.27)%	Semi-annual	09/19/18		09/19/23	EUR	30	(55)	1	(56)
3-Month BA, 7.01%	Quarterly	7.74	Quarterly	09/19/18		09/19/23	ZAR	490	(426)	1	(427)
6-Month GBP LIBOR, 0.89%	Semi-annual	1.34	Semi-annual	09/19/18		09/19/23	GBP	30	(35)	1	(36)

11

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock Impact Bond Fund

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date	(a)	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
0.31	Annual	6-Month EURIBOR, (0.27)%	Semi-annual	09/19/18		09/19/23	EUR	30	$(40)	$1	$(41)
6-Month GBP LIBOR, 0.89%	Semi-annual	1.31	Semi-annual	09/19/18		09/19/23	GBP	20	(58)	1	(59)
2.71	Quarterly	3-Month HIBOR, 1.96%	Quarterly	09/19/18		09/19/23	HKD	125	32	—	32
6-Month WIBOR, 1.69%	Semi-annual	2.50	Annual	09/19/18		09/19/23	PLN	100	70	1	69
2.71	Quarterly	3-Month HIBOR, 1.96%	Quarterly	09/19/18		09/19/23	HKD	125	31	—	31
0.14	Semi-annual	6-Month JPY LIBOR, 0.03%	Semi-annual	09/19/18		09/19/23	JPY	5,000	35	1	34
2.71	Quarterly	3-Month HIBOR, 1.96%	Quarterly	09/19/18		09/19/23	HKD	260	72	1	71
0.14	Semi-annual	6-Month JPY LIBOR, 0.03%	Semi-annual	09/19/18		09/19/23	JPY	4,000	14	1	13
0.30	Annual	6-Month EURIBOR, (0.27)%	Semi-annual	09/19/18		09/19/23	EUR	20	(20)	—	(20)
3-Month BA, 7.01%	Quarterly	7.90	Quarterly	09/19/18		09/19/23	ZAR	1,460	(619)	2	(621)
2.89	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	09/19/18		09/19/23	USD	60	(36)	1	(37)
2.98	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	12/06/18		12/06/23	USD	1,580	(5,653)	(3,061)	(2,592)
0.35	Annual	6-Month EURIBOR, (0.27)%	Semi-annual	12/06/18		12/06/23	EUR	660	(392)	(822)	430
0.33	Annual	6-Month EURIBOR, (0.27)%	Semi-annual	12/06/18		12/06/23	EUR	850	328	550	(222)
1.37	Semi-annual	6-Month GBP LIBOR, 0.89%	Semi-annual	12/06/18		12/06/23	GBP	410	561	(58)	619
3-Month LIBOR, 2.32%	Quarterly	3.12	Semi-annual	09/06/18		09/06/28	USD	280	4,927	5,756	(829)
1.50	Semi-annual	6-Month GBP LIBOR, 0.89%	Semi-annual	09/06/18		09/06/28	GBP	195	1,016	(197)	1,213
1.52	Semi-annual	6-Month GBP LIBOR, 0.89%	Semi-annual	09/06/18		09/06/28	GBP	195	438	2	436
1.09	Annual	6-Month EURIBOR, (0.27)%	Semi-annual	09/06/18		09/06/28	EUR	210	(5,248)	(657)	(4,591)
3.02	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	09/06/18		09/06/28	USD	820	(6,844)	1,703	(8,547)
1.63	Semi-annual	6-Month GBP LIBOR, 0.89%	Semi-annual	09/06/18		09/06/28	GBP	190	(1,994)	(654)	(1,340)
6-Month EURIBOR, (0.27)%	Semi-annual	0.97	Annual	09/06/18		09/06/28	EUR	210	2,257	1,612	645
6-Month EURIBOR, (0.27)%	Semi-annual	0.93	Annual	09/06/18		09/06/28	EUR	430	2,984	383	2,601
6-Month EURIBOR, (0.27)%	Semi-annual	0.93	Annual	09/06/18		09/06/28	EUR	855	5,733	(408)	6,141
1.57	Semi-annual	6-Month GBP LIBOR, 0.89%	Semi-annual	09/06/18		09/06/28	GBP	390	(1,313)	267	(1,580)
6-Month EURIBOR, (0.27)%	Semi-annual	0.93	Annual	09/06/18		09/06/28	EUR	427	2,764	(386)	3,150

12

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock Impact Bond Fund

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date	(a)	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1.56	Semi-annual	6-Month GBP LIBOR, 0.89%	Semi-annual	09/06/18		09/06/28	GBP	190	$(402)	$(818)	$416
6-Month EURIBOR, (0.27)%	Semi-annual	0.93	Annual	09/06/18		09/06/28	EUR	427	2,536	(91)	2,627
2.97	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	09/06/18		09/06/28	USD	275	(1,072)	(521)	(551)
6-Month EURIBOR, (0.27)%	Semi-annual	0.93	Annual	09/06/18		09/06/28	EUR	450	2,679	1,577	1,102
2.92	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	09/06/18		09/06/28	USD	280	(43)	589	(632)
6-Month GBP LIBOR, 0.89%	Semi-annual	1.52	Semi-annual	09/06/18		09/06/28	GBP	180	(529)	(892)	363
6-Month GBP LIBOR, 0.89%	Semi-annual	1.55	Semi-annual	09/06/18		09/06/28	GBP	390	348	732	(384)
6-Month EURIBOR, (0.27)%	Semi-annual	0.90	Annual	09/06/18		09/06/28	EUR	620	1,821	25	1,796
3-Month LIBOR, 2.32%	Quarterly	2.95	Semi-annual	09/06/18		09/06/28	USD	270	724	829	(105)
6-Month GBP LIBOR, 0.89%	Semi-annual	1.46	Semi-annual	09/06/18		09/06/28	GBP	190	(1,790)	(24)	(1,766)
6-Month GBP LIBOR, 0.89%	Semi-annual	1.54	Semi-annual	09/06/18		09/06/28	GBP	210	(163)	362	(525)
6-Month GBP LIBOR, 0.89%	Semi-annual	1.53	Semi-annual	09/06/18		09/06/28	GBP	190	(321)	(68)	(253)
3.00	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	09/06/18		09/06/28	USD	570	(3,912)	1,582	(5,494)
3-Month LIBOR, 2.32%	Quarterly	3.05	Semi-annual	09/06/18		09/06/28	USD	280	3,064	575	2,489
0.99	Annual	6-Month EURIBOR, (0.27)%	Semi-annual	09/06/18		09/06/28	EUR	527	(7,211)	(1,886)	(5,325)
0.93	Annual	6-Month EURIBOR, (0.27)%	Semi-annual	09/06/18		09/06/28	EUR	170	(1,079)	244	(1,323)
3-Month LIBOR, 2.32%	Quarterly	2.90	Semi-annual	09/06/18		09/06/28	USD	270	(507)	(1,095)	588
3-Month LIBOR, 2.32%	Quarterly	2.93	Semi-annual	09/06/18		09/06/28	USD	200	103	(334)	437
0.90	Annual	6-Month EURIBOR, (0.27)%	Semi-annual	09/06/18		09/06/28	EUR	220	(702)	429	(1,131)
0.90	Annual	6-Month EURIBOR, (0.27)%	Semi-annual	09/06/18		09/06/28	EUR	250	(798)	487	(1,285)
3-Month LIBOR, 2.32%	Quarterly	3.02	Semi-annual	12/06/18		12/06/28	USD	850	5,697	3,157	2,540
6-Month EURIBOR, (0.27)%	Semi-annual	0.94	Annual	12/06/18		12/06/28	EUR	340	689	929	(240)
6-Month EURIBOR, (0.27)%	Semi-annual	0.92	Annual	12/06/18		12/06/28	EUR	440	(138)	(461)	323
6-Month EURIBOR, (0.27)%	Semi-annual	1.60	Annual	09/06/18		09/06/48	EUR	80	3,188	582	2,606
6-Month GBP LIBOR, 0.89%	Quarterly	3.02	Semi-annual	09/06/18		09/06/48	USD	350	5,035	(1,452)	6,487

13

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock Impact Bond Fund

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective		Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	(a)	Date	Amount (000)		Value	(Received)	(Depreciation)
1.55	Annual	6-Month EURIBOR, (0.27)%	Semi-annual	09/06/18		09/06/48	EUR	80	$(1,962)	$(82)	$(1,880)
1.53	Annual	6-Month EURIBOR, (0.27)%	Semi-annual	09/06/18		09/06/48	EUR	170	(2,984)	(379)	(2,605)
1.53	Annual	6-Month EURIBOR, (0.27)%	Semi-annual	09/06/18		09/06/48	EUR	165	(2,846)	246	(3,092)
1.52	Annual	6-Month EURIBOR, (0.27)%	Semi-annual	09/06/18		09/06/48	EUR	83	(1,256)	208	(1,464)
3-Month LIBOR, 2.32%	Quarterly	2.95	Semi-annual	09/06/18		09/06/48	USD	110	(11)	517	(528)
1.49	Annual	6-Month EURIBOR, (0.27)%	Semi-annual	09/06/18		09/06/48	EUR	87	(519)	(660)	141
3-Month LIBOR, 2.32%	Quarterly	2.90	Semi-annual	09/06/18		09/06/48	USD	110	(1,127)	(733)	(394)
1.48	Annual	6-Month EURIBOR, (0.27)%	Semi-annual	09/06/18		09/06/48	EUR	240	(1,195)	73	(1,268)
3-Month LIBOR, 2.32%	Quarterly	3.00	Semi-annual	09/06/18		09/06/48	USD	140	1,443	(800)	2,243
6-Month EURIBOR, (0.27)%	Semi-annual	1.50	Annual	09/06/18		09/06/48	EUR	60	509	(269)	778
2.95	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	09/06/18		09/06/48	USD	100	58	467	(409)
6-Month EURIBOR, (0.27)%	Semi-annual	1.50	Annual	09/06/18		09/06/48	EUR	90	737	(482)	1,219

									$(3,157)	$5,789	$(8,946)

(a)	Forward swap.

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund			Effective		Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Counterparty	Date	(a)	Date	Amount (000)		Value	(Received)	(Depreciation)
2.29	Semi-annual	6-Month SIBOR, 1.66%	Semi-annual	Deutsche Bank AG	09/19/18		09/19/23	SGD	170	$(715)	$—	$(715)
2.01	Quarterly	3-Month KRW CDC, 1.66%	Quarterly	Deutsche Bank AG	09/19/18		09/19/23	KRW	23,784	(52)	—	(52)
2.01	Quarterly	3-Month KRW CDC, 1.66%	Quarterly	Citibank N.A.	09/19/18		09/19/23	KRW	31,121	(64)	—	(64)
1.99	Quarterly	3-Month KRW CDC, 1.66%	Quarterly	Deutsche Bank AG	09/19/18		09/19/23	KRW	57,796	(83)	—	(83)
2.00	Quarterly	3-Month KRW CDC, 1.66%	Quarterly	Citibank N.A.	09/19/18		09/19/23	KRW	41,843	(73)	—	(73)
2.01	Quarterly	3-Month KRW CDC, 1.66%	Quarterly	Citibank N.A.	09/19/18		09/19/23	KRW	34,226	(71)	—	(71)
2.13	Quarterly	3-Month KRW CDC, 1.66%	Quarterly	Citibank N.A.	09/19/18		09/19/23	KRW	31,650	(225)	—	(225)

										$(1,283)	$—	$(1,283)

(a)	Forward swap.

14

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock Impact Bond Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Investments(a)
Corporate Bonds	$—	$16,033,164	$—	$16,033,164
U.S. Government Sponsored Agency Securities	—	8,389,441	—	8,389,441
Short-Term Securities	1,693,533	—	—	1,693,533
Liabilities:
Investments:
TBA Sale Commitments	—	(24,195)	—	(24,195)

	$1,693,533	$24,398,410	$—	$26,091,943

Derivative Financial Instruments(b)
Assets:
Forward foreign currency contracts	$—	$950	$—	$950
Interest rate contracts	8,332	74,417	—	82,749
Liabilities:
Credit contracts	—	(11,991)	—	(11,991)
Forward foreign currency contracts	—	(318)	—	(318)
Interest rate contracts	(28,395)	(84,646)	—	(113,041)

	$(20,063)	$(21,588)	$—	$(41,651)

(a)	See above Schedule of Investments for values in each industry.
(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended August 31, 2018, there were no transfers between levels.

15

Schedule of Investments (unaudited) August 31, 2018	BlackRock Impact U.S. Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 98.3%

Aerospace & Defense — 1.2%
Boeing Co.	1,220	$418,204
Curtiss-Wright Corp.	89	11,922
HEICO Corp.	80	7,254
HEICO Corp., Class A	135	10,057
Huntington Ingalls Industries, Inc.	93	22,736
KLX, Inc.(a)	111	8,196
Raytheon Co.	633	126,245
Rockwell Collins, Inc.	365	49,622
Teledyne Technologies, Inc.(a)	74	17,557
United Technologies Corp.	941	123,930

		795,723
Air Freight & Logistics — 0.8%
C.H. Robinson Worldwide, Inc.	1,768	169,870
Echo Global Logistics, Inc.(a)	1,560	51,792
Expeditors International of Washington, Inc.	2,972	217,788
Hub Group, Inc., Class A(a)	632	33,401
XPO Logistics, Inc.(a)	416	44,304

		517,155
Airlines — 0.3%
United Continental Holdings, Inc.(a)	2,341	204,650

Auto Components — 0.4%
BorgWarner, Inc.	4,000	175,080
Lear Corp.	664	107,701
Modine Manufacturing Co.(a)	660	11,121

		293,902
Automobiles — 0.3%
Ford Motor Co.	12,845	121,771
General Motors Co.	2,424	87,385

		209,156
Banks — 4.0%
Bank of America Corp.	5,779	178,745
BB&T Corp.	4,052	209,326
Citigroup, Inc.	8,215	585,237
Citizens Financial Group, Inc.	3,340	137,474
Coastal Financial Corp. (a)	2,449	39,723
Cullen/Frost Bankers, Inc.	679	75,294
First Internet Bancorp	1,533	48,213
First Republic Bank	6,085	618,175
JPMorgan Chase & Co.	4,164	477,111
Republic First Bancorp, Inc.(a)	3,198	24,944
Shore Bancshares, Inc.	1,608	30,214
Signature Bank	701	81,134
SmartFinancial, Inc.(a)	1,059	26,030
Synovus Financial Corp.	513	25,681
U.S. Bancorp	240	12,986
Wells Fargo & Co.	1,499	87,662

		2,657,949

Security	Shares	Value
Beverages — 1.4%
Coca-Cola European Partners PLC	2,444	$104,212
Keurig Dr Pepper, Inc.	397	9,052
Monster Beverage Corp.(a)	1,262	76,843
PepsiCo, Inc.	6,483	726,161

		916,268
Biotechnology — 3.7%
AbbVie, Inc.	5,656	542,863
Amgen, Inc.	2,902	579,849
Celgene Corp.(a)	4,462	421,436
Gilead Sciences, Inc.	10,046	760,783
Incyte Corp.(a)	445	32,890
Vertex Pharmaceuticals, Inc.(a)	799	147,336

		2,485,157
Building Products — 0.4%
Fortune Brands Home & Security, Inc.	325	17,219
Lennox International, Inc.	1,252	278,958

		296,177
Capital Markets — 2.4%
BrightSphere Investment Group PLC	3,119	39,580
Charles Schwab Corp.	5,132	260,654
CME Group, Inc.	1,163	203,211
Eaton Vance Corp.	143	7,540
Evercore, Inc., Class A	1,771	187,992
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,108	23,889
Invesco Ltd.	6,870	165,567
Marcus & Millichap, Inc.(a)	1,277	46,496
Moelis & Co., Class A	3,343	194,061
Morgan Stanley	8,641	421,940
Pzena Investment Management, Inc., Class A	3,850	34,958
Silvercrest Asset Management Group, Inc., Class A	1,139	18,053

		1,603,941
Chemicals — 1.8%
Axalta Coating Systems Ltd.(a)	827	25,223
Ecolab, Inc.	4,139	622,837
FMC Corp.	1,441	123,133
Scotts Miracle-Gro Co., Class A	2,305	172,230
Sherwin-Williams Co.	147	66,970
Trinseo SA	2,386	184,080

		1,194,473
Commercial Services & Supplies — 0.1%
McGrath RentCorp	1,205	69,890

1

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock Impact U.S. Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Communications Equipment — 1.7%
Arista Networks, Inc.(a)	26	$7,773
Cisco Systems, Inc.	22,467	1,073,249
Harris Corp.	235	38,190
Palo Alto Networks, Inc.(a)	147	33,979

		1,153,191
Construction & Engineering — 0.1%
Comfort Systems USA, Inc.	1,168	67,043

Construction Materials — 0.1%
Vulcan Materials Co.	318	35,234

Consumer Finance — 2.0%
Ally Financial, Inc.	4,991	134,158
American Express Co.	4,125	437,167
Capital One Financial Corp.	6,032	597,711
Elevate Credit, Inc.(a)	1,757	16,446
Enova International, Inc.(a)	1,236	41,035
Regional Management Corp.(a)	272	9,066
Synchrony Financial	3,948	125,033

		1,360,616
Containers & Packaging — 0.7%
Avery Dennison Corp.	4,084	429,555
Bemis Co., Inc.	202	9,955

		439,510
Diversified Consumer Services — 0.2%
Carriage Services, Inc.	432	9,837
H&R Block, Inc.	4,706	127,344
Weight Watchers International, Inc.(a)	386	28,911

		166,092
Diversified Financial Services — 1.1%
Berkshire Hathaway, Inc., Class B(a)	1,772	369,852
FGL Holdings(a)	11,147	97,090
Interactive Brokers Group, Inc., Class A	125	7,770
Jefferies Financial Group, Inc.	10,368	240,745

		715,457
Diversified Telecommunication Services — 1.1%
AT&T, Inc.	13,906	444,158
Consolidated Communications Holdings, Inc.	4,789	56,558
Ooma, Inc.(a)	1,360	21,760
Verizon Communications, Inc.	3,707	201,549

		724,025
Electric Utilities — 1.3%
Evergy, Inc.	254	14,491
Eversource Energy	10,169	634,851
Exelon Corp.	4,585	200,410

		849,752

Security	Shares	Value
Electrical Equipment — 0.8%
AMETEK, Inc.	116	$8,927
Eaton Corp. PLC	606	50,383
Rockwell Automation, Inc.	2,584	467,601

		526,911
Electronic Equipment, Instruments & Components — 0.4%
CDW Corp.	3,414	298,930

Energy Equipment & Services — 1.3%
Archrock, Inc.	518	6,553
National Oilwell Varco, Inc.	420	19,770
Ocean Rig UDW, Inc., Class A(a)	840	22,747
Schlumberger Ltd.	7,832	494,669
TechnipFMC PLC	8,737	267,614
Transocean Ltd.(a)(b)	2,638	31,946

		843,299
Equity Real Estate Investment Trusts (REITs) — 3.6%
Arbor Realty Trust, Inc.	1,302	15,963
Duke Realty Corp.	3,820	108,832
EastGroup Properties, Inc.	4,564	443,940
Equity Residential	679	46,002
Extra Space Storage, Inc.	705	65,008
Invesco Mortgage Capital, Inc.	6,638	107,735
Park Hotels & Resorts, Inc.	222	7,426
Physicians Realty Trust	964	16,860
Prologis, Inc.	10,241	687,990
Realty Income Corp.	10,812	633,259
Simon Property Group, Inc.	1,630	298,339

		2,431,354
Food & Staples Retailing — 1.8%
Costco Wholesale Corp.	2,742	639,242
Walmart, Inc.	5,559	532,886

		1,172,128
Food Products — 1.4%
General Mills, Inc.	468	21,533
Hershey Co.	903	90,769
J.M. Smucker Co.	936	96,764
Kellogg Co.	2,696	193,546
McCormick & Co., Inc.	4,483	559,837

		962,449
Health Care Equipment & Supplies — 3.1%
Boston Scientific Corp.(a)	7,104	252,618
Cantel Medical Corp.	132	12,804
Danaher Corp.	5,919	612,853
Intuitive Surgical, Inc.(a)	462	258,720
Masimo Corp.(a)	1,547	182,376
Medtronic PLC	1,482	142,880
Stryker Corp.	3,592	608,593

		2,070,844

2

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock Impact U.S. Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Health Care Providers & Services — 3.1%
Aetna, Inc.	656	$131,377
AmerisourceBergen Corp.	2,548	229,244
Cardinal Health, Inc.	6,295	328,536
CVS Health Corp.	605	45,520
Express Scripts Holding Co.(a)	1,260	110,905
Humana, Inc.	957	318,930
Integer Holdings Corp.(a)	343	27,406
McKesson Corp.	1,978	254,667
UnitedHealth Group, Inc.	1,965	527,524
WellCare Health Plans, Inc.(a)	305	92,284

		2,066,393
Health Care Technology — 0.2%
Veeva Systems, Inc., Class A(a)	1,540	160,714

Hotels, Restaurants & Leisure — 2.2%
Bloomin’ Brands, Inc.	5,277	101,846
Carrols Restaurant Group, Inc.(a)	4,688	74,070
Darden Restaurants, Inc.	768	89,119
Domino’s Pizza, Inc.	824	246,014
Hilton Grand Vacations, Inc.(a)(b)	3,185	104,022
Hyatt Hotels Corp., Class A	427	33,033
McDonald’s Corp.	213	34,555
Ruth’s Hospitality Group, Inc.	549	16,909
SeaWorld Entertainment, Inc.(a)	1,169	34,275
Shake Shack, Inc., Class A(a)	187	11,304
Six Flags Entertainment Corp.	588	39,719
Vail Resorts, Inc.	1,335	397,897
Wyndham Destinations, Inc.	4,898	216,492
Yum China Holdings, Inc.	1,035	40,034

		1,439,289
Household Durables — 0.8%
D.R. Horton, Inc.	330	14,688
Garmin Ltd.	4,473	304,790
Hooker Furniture Corp.	1,181	49,661
Taylor Morrison Home Corp., Class A(a)(b)	1,950	37,947
Whirlpool Corp.	1,166	145,727

		552,813
Household Products — 1.1%
Church & Dwight Co., Inc.	5,411	306,154
Procter & Gamble Co.	5,042	418,234

		724,388
Industrial Conglomerates — 1.0%
General Electric Co.	31,731	410,599
Honeywell International, Inc.	1,501	238,749

		649,348
Insurance — 2.5%
Allstate Corp.	4,352	437,681
American Financial Group, Inc.	1,468	163,476
Athene Holding Ltd., Class A(a)	232	11,521

Security	Shares	Value
Insurance (continued)
Brighthouse Financial, Inc.(a)	536	$22,249
First American Financial Corp.	193	10,974
Hallmark Financial Services, Inc.(a)	3,145	35,318
Hanover Insurance Group, Inc.	713	87,335
Lincoln National Corp.	1,171	76,794
Principal Financial Group, Inc.	1,304	71,968
Progressive Corp.	792	53,484
Prudential Financial, Inc.	3,270	321,278
Reinsurance Group of America, Inc.	62	8,857
RLI Corp.	82	6,312
Travelers Cos., Inc.	2,118	278,729
Unum Group	1,955	72,100

		1,658,076
Internet & Direct Marketing Retail — 3.5%
Amazon.com, Inc.(a)	990	1,992,583
Etsy, Inc.(a)(b)	1,874	91,245
Netflix, Inc.(a)	666	244,875
Nutrisystem, Inc.	332	12,284

		2,340,987
Internet Software & Services — 4.6%
Alphabet, Inc., Class A(a)	399	491,488
Alphabet, Inc., Class C(a)	674	821,060
Box, Inc., Class A(a)	2,755	67,663
Care.com, Inc.(a)	2,021	39,268
Cargurus, Inc.(a)	371	18,298
Dropbox, Inc., Class A(a)	733	19,681
EverQuote, Inc., Class A Class A(a)	621	8,228
Facebook, Inc., Class A(a)	5,637	990,590
GoDaddy, Inc., Class A(a)	3,133	255,214
GrubHub, Inc.(a)	502	72,343
New Relic, Inc.(a)	942	96,800
Nutanix, Inc., Class A(a)(b)	600	33,792
Okta, Inc.(a)(b)	339	20,960
SendGrid, Inc.(a)	519	18,824
SPS Commerce, Inc.(a)	221	21,718
Trade Desk, Inc., Class A(a)	236	33,484
Twilio, Inc., Class A(a)	632	50,977
VeriSign, Inc.(a)	219	34,736
Yandex NV, Class A(a)	5	161

		3,095,285
IT Services — 4.1%
Accenture PLC, Class A	4,161	703,500
Automatic Data Processing, Inc.	2,259	331,508
CSG Systems International, Inc.	1,264	47,211
Everi Holdings, Inc.(a)	4,183	36,267
Fidelity National Information Services, Inc.	4,024	435,276
First Data Corp., Class A(a)	5,089	130,889
International Business Machines Corp.	2,983	436,950
Mastercard, Inc., Class A	1,416	305,233
Paychex, Inc.	105	7,691
Square, Inc., Class A(a)	2,688	238,264
Worldpay, Inc., Class A(a)	283	27,562

		2,700,351

3

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock Impact U.S. Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Leisure Products — 0.0%
MCBC Holdings, Inc.(a)	489	$13,482

Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	657	44,374
NeoGenomics, Inc.(a)	1,661	23,005
PRA Health Sciences, Inc.(a)	544	57,446
Thermo Fisher Scientific, Inc.	1,651	394,754

		519,579
Machinery — 3.0%
Deere & Co.	1,905	273,939
Global Brass & Copper Holdings, Inc.	1,063	40,978
Graco, Inc.	648	30,462
Illinois Tool Works, Inc.	3,669	509,551
Ingersoll-Rand PLC	3,862	391,182
Oshkosh Corp.	3,884	272,890
Stanley Black & Decker, Inc.	1,230	172,852
Xylem, Inc.	4,102	311,383

		2,003,237
Media — 1.9%
Altice USA, Inc., Class A	4,259	76,321
CBS Corp., Class B	2,487	131,861
Central European Media Enterprises Ltd., Class A(a)(b)	8,106	30,803
Comcast Corp., Class A	12,847	475,210
Discovery, Inc., Class C(a)	540	13,846
Liberty Latin America Ltd., Class A(a)	2,177	42,909
Liberty Latin America Ltd., Class C(a)	1,293	25,381
Liberty Media Corp. - Liberty SiriusXM, Class A(a)	5,366	250,807
Liberty Media Corp. - Liberty SiriusXM, Class C(a)	3,795	178,517
Lions Gate Entertainment Corp., Class A(b)	1,125	26,460
Live Nation Entertainment, Inc.(a)	263	13,066
Twenty-First Century Fox, Inc., Class A	282	12,803

		1,277,984
Metals & Mining — 0.8%
Newmont Mining Corp.	5,904	183,201
Reliance Steel & Aluminum Co.	3,796	333,631
Ryerson Holding Corp.(a)	1,503	15,631

		532,463
Multi-Utilities — 0.9%
Consolidated Edison, Inc.	7,528	594,185

Multiline Retail — 0.7%
Kohl’s Corp.	1,067	84,410
Nordstrom, Inc.	1,754	110,239
Target Corp.	3,126	273,525

		468,174

Security	Shares	Value
Oil, Gas & Consumable Fuels — 4.2%
Antero Resources Corp.(a)	10,839	$200,630
Approach Resources, Inc.(a)	3,912	8,450
Cheniere Energy, Inc.(a)	2,138	143,096
Chevron Corp.	1,358	160,869
Concho Resources, Inc.(a)	814	111,640
Continental Resources, Inc.(a)	716	47,220
EOG Resources, Inc.	506	59,824
Exxon Mobil Corp.	5,159	413,597
Occidental Petroleum Corp.	1,969	157,264
ONEOK, Inc.	1,575	103,808
Par Pacific Holdings, Inc.(a)	679	13,791
Parsley Energy, Inc., Class A(a)	1,279	35,518
PBF Energy, Inc., Class A	362	18,795
Phillips 66	5,662	671,004
Pioneer Natural Resources Co.	440	76,868
Range Resources Corp.	5,774	94,809
Renewable Energy Group, Inc.(a)	754	20,320
SM Energy Co.	2,222	66,860
Valero Energy Corp.	2,916	343,738
Whiting Petroleum Corp.(a)	458	23,317

		2,771,418
Paper & Forest Products — 0.1%
Boise Cascade Co.	1,310	57,247

Personal Products — 0.3%
Estee Lauder Cos., Inc., Class A	1,450	203,174

Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co.	9,856	596,781
Eli Lilly & Co.	1,139	120,335
Johnson & Johnson	5,935	799,385
Merck & Co., Inc.	3,692	253,234
Nektar Therapeutics(a)	347	23,072
Pfizer, Inc.	7,291	302,722
Prestige Brands Holdings, Inc.(a)	219	8,432
Zoetis, Inc.	2,473	224,054

		2,328,015
Professional Services — 1.4%
ASGN, Inc.(a)	204	18,888
Heidrick & Struggles International, Inc.	296	13,083
ICF International, Inc.	2,402	196,123
Insperity, Inc.	2,117	253,723
Kforce, Inc.	1,989	83,637
ManpowerGroup, Inc.	2,259	211,736
Mistras Group, Inc.(a)	295	6,729
TransUnion	2,392	180,118

		964,037

4

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock Impact U.S. Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Road & Rail — 1.2%
Covenant Transportation Group, Inc., Class A(a)	433	$12,934
Landstar System, Inc.	3,257	377,160
Old Dominion Freight Line, Inc.	1,618	246,583
Ryder System, Inc.	493	37,882
Universal Logistics Holdings, Inc.	2,581	94,465

		769,024
Semiconductors & Semiconductor Equipment — 4.0%
Analog Devices, Inc.	2,123	209,858
Applied Materials, Inc.	6,583	283,201
Broadcom, Inc.	867	189,899
Intel Corp.	14,283	691,726
NVIDIA Corp.	2,962	831,374
NXP Semiconductors NV(a)	403	37,535
Xilinx, Inc.	5,355	416,780

		2,660,373
Software — 5.4%
Activision Blizzard, Inc.	1,983	142,974
Atlassian Corp. PLC, Class A(a)	202	18,182
Cadence Design Systems, Inc.(a)	687	32,317
Electronic Arts, Inc.(a)	1,123	127,360
HubSpot, Inc.(a)	211	30,321
Intuit, Inc.	1,292	283,555
Microsoft Corp.	15,606	1,753,022
Paycom Software, Inc.(a)	211	32,730
Red Hat, Inc.(a)	96	14,182
salesforce.com, Inc.(a)	459	70,080
Splunk, Inc.(a)	181	23,195
Ultimate Software Group, Inc.(a)	633	196,021
VMware, Inc., Class A(a)	1,847	283,071
Workday, Inc., Class A(a)	2,181	337,052
Workiva, Inc.(a)	471	17,356
Zendesk, Inc.(a)	3,151	217,073

		3,578,491
Specialty Retail — 1.6%
American Eagle Outfitters, Inc.	2,284	59,293
AutoNation, Inc.(a)	2,866	129,973
Group 1 Automotive, Inc.	348	26,827
Home Depot, Inc.	1,170	234,901
Penske Automotive Group, Inc.	5,898	310,412
Sonic Automotive, Inc., Class A	475	10,212
Tiffany & Co.	1,069	131,113
TJX Cos., Inc.	1,461	160,666

		1,063,397
Technology Hardware, Storage & Peripherals — 4.9%
Apple, Inc.	12,018	2,735,657
HP, Inc.	20,689	509,984

		3,245,641

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.8%
Lululemon Athletica, Inc.(a)	1,410	$218,451
Michael Kors Holdings Ltd.(a)	540	39,215
NIKE, Inc., Class B	2,411	198,184
VF Corp.	651	59,977

		515,827
Thrifts & Mortgage Finance — 0.8%
Essent Group Ltd.(a)	3,799	164,725
Federal Agricultural Mortgage Corp., Class C	2,008	154,756
MGIC Investment Corp.(a)	5,977	76,027
Radian Group, Inc.	1,851	37,631
Riverview Bancorp, Inc.	6,588	64,892
United Community Financial Corp.	1,724	17,843
Washington Federal, Inc.	457	15,584

		531,458
Trading Companies & Distributors — 0.3%
W.W. Grainger, Inc.	283	100,202
WESCO International, Inc.(a)	1,161	70,995

		171,197
Water Utilities — 0.9%
American Water Works Co., Inc.	6,777	593,191

Wireless Telecommunication Services — 0.2%
Boingo Wireless, Inc.(a)(b)	557	18,425
RingCentral, Inc., Class A(a)	333	31,019
Telephone & Data Systems, Inc.	3,895	117,006

		166,450

Total Common Stocks — 98.3% (Cost — $55,022,025)		65,476,964

Rights — 0.0%

Biotechnology — 0.0%
Dyax Corp., CVR (Expires 12/31/19)(a)(c)	64	256

Total Rights — 0.0% (Cost — $71)		256

Total Long-Term Investments — 98.3% (Cost — $55,022,096)		65,477,220

Short-Term Securities — 5.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class,
1.85%(d)(f)	3,715,832	3,715,832
SL Liquidity Series, LLC, Money Market Series,
1.93%(d)(e)(f)	102,343	102,353

Total Short-Term Securities — 5.7% (Cost — $3,818,167)		3,818,185

Total Investments — 104.0% (Cost — $58,840,263)		69,295,405
Liabilities in Excess of Other Assets — (4.0)%		(2,685,091)

Net Assets — 100.0%		$66,610,314

5

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock Impact U.S. Equity Fund

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of security was purchased with the cash collateral from loaned securities.
(f)

During the period ended August 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares Held at	Net	Shares Held at	Value at			Net Realized		Change in Unrealized Appreciation
Affiliate	05/31/18	Activity	08/31/18	08/31/18	Income		Gain (Loss)	(a)	(Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	532,819	3,183,013	3,715,832	$3,715,832	$2,963		$—		$—
SL Liquidity Series, LLC, Money Market Series	983,771	(881,428)	102,343	102,353	353	(b)	27		(20)

				$3,818,185	$3,316		$27		$(20)

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
Russell 2000 E-Mini Index	13	09/21/18	$1,131	$16,290

6

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock Impact U.S. Equity Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)
Common Stocks	$65,476,964	$—	$—	$65,476,964
Rights	—	—	256	256
Short-Term Securities	3,715,832	—	—	3,715,832

	$69,192,796	$—	$256	$69,193,052

Investments Valued at NAV(b)				102,353

				$69,295,405

Derivative Financial Instruments(c)
Assets:
Equity contracts	$16,290	$—	$—	$16,290

(a)	See above Schedule of Investments for values in each industry.
(b)	As of August 31, 2018, certain of the Fund’s Investments were fair valued using net asset value (“NAV”) per share and have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended August 31, 2018, there were no transfers between levels.

7

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By: /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: October 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: October 19, 2018

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: October 19, 2018